Future Acquisitions (Details) (Dionex [Member], USD $) In Billions, except Per Share data	Dec. 13, 2010
Dionex [Member]
Future Acquisition [Line Items]
Total approximate purchase price	$ 2.1
Cash price per share	$ 118